INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amorization expense	$ 830,769	$ 424,080
2023 [Member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,500,000
2024 [Member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,420,000
2025 [Member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,330,000
2025, Thereafter [Member]
IfrsStatementLineItems [Line Items]
Amorization expense	12,930,000
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amorization expense	$ 830,769	424,080
Impired of intangible assets		$ 1,100,000